10. Shares to be Issued, Common Shares (June 2018 Note) (Details Narrative)	3 Months Ended
Jun. 30, 2018 USD ($) shares
Shares To Be Issued Common Shares
Stock issued for payment of professional expenses, Shares | shares	261,358
Stock issued for payment of professional expenses, Value | $	$ 457,377